BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged)

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Sovereign Bonds - 38.1%
Australia - 4.8%
Australia Government Bond	5.750%	7/15/22	6,200,000	AUD	$4,711,812	(a)
New South Wales Treasury Corp.	4.000%	4/20/23	1,459,900	AUD	1,125,803
Queensland Treasury Corp.	4.250%	7/21/23	2,890,000	AUD	2,239,810	(a)
Western Australian Treasury Corp.	6.000%	10/16/23	3,049,900	AUD	2,433,878

Total Australia					10,511,303

Brazil - 5.7%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	29,050,000	BRL	5,810,251
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/29	8,320,000	BRL	1,634,238
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	8,460,000	BRL	1,624,025
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	17,180,000	BRL	3,257,834

Total Brazil					12,326,348

Colombia - 3.6%
Colombian TES, Bonds	6.250%	11/26/25	12,800,000,000	COP	3,090,551
Colombian TES, Bonds	6.000%	4/28/28	21,000,000,000	COP	4,703,308

Total Colombia					7,793,859

Malaysia - 2.7%
Malaysia Government Bond	3.480%	3/15/23	11,530,000	MYR	2,776,588
Malaysia Government Bond	3.955%	9/15/25	4,500,000	MYR	1,095,312
Malaysia Government Bond	3.899%	11/16/27	8,770,000	MYR	2,121,377

Total Malaysia					5,993,277

Mexico - 9.2%
Mexican Bonos, Bonds	8.000%	11/7/47	48,000,000	MXN	2,302,842
Mexican Bonos, Senior Notes	8.500%	5/31/29	105,500,000	MXN	5,343,940
Mexican Bonos, Senior Notes	8.500%	11/18/38	112,000,000	MXN	5,723,051
Mexican Bonos, Senior Notes	7.750%	11/13/42	140,500,000	MXN	6,589,584

Total Mexico					19,959,417

Poland - 0.5%
Republic of Poland Government Bond	4.000%	10/25/23	4,890,000	PLN	1,139,896

Russia - 0.0%††
Russian Federal Bond - OFZ	7.650%	4/10/30	89,700,000	RUB	55,200	*(b)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2022 Quarterly Report	1

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged)

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
South Africa - 4.5%
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	103,499,569	ZAR	$4,746,637
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	88,149,804	ZAR	5,074,232

Total South Africa					9,820,869

South Korea - 7.1%
Korea Treasury Bond, Senior Notes	2.000%	6/10/31	14,800,000,000	KRW	11,241,763
Korea Treasury Bond, Senior Notes	1.875%	3/10/51	6,280,000,000	KRW	4,188,835

Total South Korea					15,430,598

Total Sovereign Bonds (Cost - $89,551,703)					83,030,767

U.S. Government & Agency Obligations - 37.6%
U.S. Government Obligations - 37.6%
U.S. Treasury Bonds	1.875%	11/15/51	5,310,000		4,659,525
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.034%)	0.640%	4/30/23	33,945,000		33,991,326	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.029%)	0.635%	7/31/23	27,510,000		27,551,570	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.035%)	0.641%	10/31/23	15,635,000		15,664,419	(c)

Total U.S. Government & Agency Obligations (Cost - $82,382,227)					81,866,840

Corporate Bonds & Notes - 21.6%
Consumer Discretionary - 2.2%
Automobiles - 2.2%
General Motors Co., Senior Notes	6.800%	10/1/27	485,000		548,133
General Motors Co., Senior Notes	6.250%	10/2/43	480,000		546,027
General Motors Financial Co. Inc., Senior Notes (SOFR + 1.200%)	1.396%	11/17/23	3,550,000		3,563,059	(c)

Total Consumer Discretionary					4,657,219

Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Petroleos Mexicanos, Senior Notes	7.690%	1/23/50	2,500,000		2,188,000

Financials - 15.1%
Banks - 8.7%
Bank of Montreal, Senior Notes (SOFR + 0.680%)	0.931%	3/10/23	2,290,000		2,293,139	(c)
Bank of Nova Scotia, Senior Notes (SOFR + 0.550%)	0.808%	9/15/23	4,900,000		4,893,911	(c)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 0.800%)	1.072%	3/17/23	3,480,000		3,487,827	(c)

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2022 Quarterly Report

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged)

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - continued
Commonwealth Bank of Australia, Senior Notes (SOFR + 0.400%)	0.498%	7/7/25	4,900,000	$4,854,651	(c)(d)
National Australia Bank Ltd., Senior Notes (SOFR + 0.380%)	0.487%	1/12/25	3,430,000	3,412,371	(c)(d)

Total Banks				18,941,899

Capital Markets - 1.6%
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	1.214%	2/23/23	3,600,000	3,607,375	(c)

Consumer Finance - 1.9%
Capital One Financial Corp., Senior Notes (SOFR + 0.690%)	0.938%	12/6/24	4,120,000	4,098,929	(c)

Insurance - 2.9%
Athene Global Funding, Senior Secured Notes (SOFR + 0.700%)	0.914%	5/24/24	3,950,000	3,904,290	(c)(d)
Metropolitan Life Global Funding I, Secured Notes (SOFR + 0.570%)	0.683%	1/13/23	2,390,000	2,392,048	(c)(d)

Total Insurance				6,296,338

Total Financials				32,944,541

Industrials - 3.3%
Aerospace & Defense - 1.9%
Boeing Co., Senior Notes	5.705%	5/1/40	401,000	449,261
Boeing Co., Senior Notes	5.805%	5/1/50	1,570,000	1,818,469
Boeing Co., Senior Notes	3.950%	8/1/59	910,000	791,438
Boeing Co., Senior Notes	5.930%	5/1/60	910,000	1,054,103

Total Aerospace & Defense				4,113,271

Machinery - 1.4%
Caterpillar Financial Services Corp., Senior Notes (SOFR + 0.150%)	0.346%	11/17/22	3,060,000	3,055,299	(c)

Total Industrials				7,168,570

Total Corporate Bonds & Notes (Cost - $47,812,989)				46,958,330

Collateralized Mortgage Obligations (e) -0.4%
Benchmark Mortgage Trust, 2020-B17 A2	2.211%	3/15/53	164,339	158,486
BX Commercial Mortgage Trust, 2019-XL A (1 mo. USD LIBOR + 0.920%)	1.317%	10/15/36	126,815	126,347	(c)(d)
Commercial Mortgage Trust, 2015-3BP A	3.178%	2/10/35	220,000	216,353	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 M2 (1 mo. USD LIBOR + 1.650%)	2.107%	4/25/43	158,108	157,750	(c)(d)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2022 Quarterly Report	3

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged)

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Collateralized Mortgage Obligations (e) - continued
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	5.357%	11/25/24	18,557		$19,123	(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	2.657%	1/25/30	98,359		98,935	(c)
IM Pastor FTA, 4 A (3 mo. EURIBOR + 0.140%, 0.000% floor)	0.000%	3/22/44	111,758	EUR	115,593	(a)(c)

Total Collateralized Mortgage Obligations (Cost - $907,208)					892,587

Asset-Backed Securities - 0.1%
Towd Point Mortgage Trust, 2017-6 A2 (Cost - $194,358)	3.000%	10/25/57	200,000		194,701	(c)(d)

Total Investments before Short-Term Investments (Cost - $220,848,485)					212,943,225

			Shares
Short-Term Investments - 1.3%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $2,771,892)	0.212%		2,771,892		2,771,892	(f)

Total Investments - 99.1% (Cost - $223,620,377)					215,715,117
Other Assets in Excess of Liabilities - 0.9%					1,935,095

Total Net Assets - 100.0%					$217,650,212

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2022 Quarterly Report

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged)

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The coupon payment on this security is currently in default as of March 31, 2022.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2022, the total market value of investments in Affiliated Companies was $2,771,892 and the cost was $2,771,892 (Note 2).

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
COP	— Colombian Peso
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
KRW	— South Korean Won
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PLN	— Polish Zloty
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2022 Quarterly Report	5

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

At March 31, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	106	6/22	$19,058,794	$18,775,250	$(283,544)
United Kingdom Long Gilt Bonds	76	6/22	12,208,147	12,103,288	(104,859)

Net unrealized depreciation on open futures contracts					$(388,403)

At March 31, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	2,660,000,000	USD	3,165,310	HSBC Securities Inc.	4/8/22	$211,017
USD	6,228,028	MYR	26,220,000	Barclays Bank PLC	4/12/22	(5,240)
SEK	5,500,000	USD	614,493	HSBC Securities Inc.	4/14/22	(29,391)
SEK	9,400,000	USD	1,054,826	HSBC Securities Inc.	4/14/22	(54,835)
USD	340,528	BRL	1,830,000	HSBC Securities Inc.	4/19/22	(41,784)
USD	451,751	BRL	2,440,000	HSBC Securities Inc.	4/19/22	(57,998)
USD	612,610	BRL	3,390,000	HSBC Securities Inc.	4/19/22	(95,608)
USD	612,727	BRL	3,370,000	HSBC Securities Inc.	4/19/22	(91,312)
USD	618,801	BRL	3,400,000	HSBC Securities Inc.	4/19/22	(91,506)
USD	623,881	BRL	3,380,000	HSBC Securities Inc.	4/19/22	(82,248)
USD	1,144,513	BRL	6,160,000	HSBC Securities Inc.	4/19/22	(142,396)
USD	5,024,547	BRL	28,350,000	HSBC Securities Inc.	4/19/22	(898,160)
EUR	960,000	USD	1,057,392	Barclays Bank PLC	4/26/22	5,419
USD	9,207,972	EUR	8,110,000	Citibank N.A.	4/26/22	229,437
EUR	1,460,000	USD	1,627,646	HSBC Securities Inc.	4/26/22	(11,288)
EUR	1,490,000	USD	1,675,025	JPMorgan Chase & Co.	4/26/22	(25,455)
EUR	1,740,000	USD	1,994,588	JPMorgan Chase & Co.	4/26/22	(68,244)
EUR	340,000	USD	375,857	UBS Securities LLC	4/26/22	555
PLN	8,210,000	USD	2,054,863	JPMorgan Chase & Co.	4/27/22	(105,911)
USD	7,682,509	COP	30,760,000,000	JPMorgan Chase & Co.	4/29/22	(438,908)
NZD	1,560,000	USD	1,034,740	Citibank N.A.	5/9/22	45,729
NZD	1,810,000	USD	1,197,813	HSBC Securities Inc.	5/9/22	55,809
USD	1,639,349	AUD	2,180,000	HSBC Securities Inc.	5/16/22	6,932
USD	8,195,710	AUD	11,280,000	JPMorgan Chase & Co.	5/16/22	(250,926)
AUD	410,000	USD	299,966	Morgan Stanley & Co. Inc.	5/16/22	7,048
USD	9,528,586	ZAR	148,200,000	HSBC Securities Inc.	5/17/22	(551,679)
ZAR	11,800,000	USD	767,602	HSBC Securities Inc.	5/17/22	35,010
CNH	5,100,000	USD	802,568	HSBC Securities Inc.	5/18/22	(2,426)
CNH	8,020,000	USD	1,255,479	HSBC Securities Inc.	5/18/22	2,784

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2022 Quarterly Report

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged)

Schedule of investments (unaudited) (cont’d)	March 31, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNH	10,170,000	USD	1,594,269	HSBC Securities Inc.	5/18/22	$1,309
CNH	10,190,000	USD	1,588,366	HSBC Securities Inc.	5/18/22	10,350
CNH	10,220,000	USD	1,593,240	HSBC Securities Inc.	5/18/22	10,182
USD	6,830,473	CNH	43,700,000	HSBC Securities Inc.	5/18/22	(25,648)
HUF	400,000,000	USD	1,265,022	HSBC Securities Inc.	5/23/22	(69,671)
USD	20,044,684	MXN	413,600,000	Citibank N.A.	5/24/22	(546,528)
MXN	23,900,000	USD	1,136,819	JPMorgan Chase & Co.	5/24/22	53,051
USD	1,318,076	GBP	970,000	JPMorgan Chase & Co.	5/25/22	44,188
THB	7,600,000	USD	232,601	HSBC Securities Inc.	6/10/22	(3,806)
USD	546,769	CAD	690,000	JPMorgan Chase & Co.	6/10/22	(5,066)
NOK	8,800,000	USD	993,766	Morgan Stanley & Co. Inc.	6/13/22	5,319
NOK	12,700,000	USD	1,424,142	Morgan Stanley & Co. Inc.	6/13/22	17,720
KRW	2,580,000,000	USD	2,102,552	Citibank N.A.	6/14/22	24,563
USD	1,639,720	KRW	2,040,000,000	Citibank N.A.	6/14/22	(42,186)
USD	14,758,304	KRW	17,720,000,000	Citibank N.A.	6/14/22	148,811
USD	1,452,138	JPY	168,000,000	Citibank N.A.	6/22/22	68,924
JPY	221,000,000	USD	1,928,018	JPMorgan Chase & Co.	6/22/22	(108,433)
USD	4,169,961	JPY	480,000,000	JPMorgan Chase & Co.	6/22/22	217,922

Total						$(2,644,574)

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
CNH	— Chinese Offshore Yuan
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	—Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
THB	— Thai Baht
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) 2022 Quarterly Report	7

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

8

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

9

Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Sovereign Bonds	—	$83,030,767	—	$83,030,767
U.S. Government & Agency Obligations	—	81,866,840	—	81,866,840
Corporate Bonds & Notes	—	46,958,330	—	46,958,330
Collateralized Mortgage Obligations	—	892,587	—	892,587
Asset-Backed Securities	—	194,701	—	194,701

Total Long-Term Investments	—	212,943,225	—	212,943,225

Short-Term Investments†	$2,771,892	—	—	2,771,892

Total Investments	$2,771,892	$212,943,225	—	$215,715,117

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$1,202,079	—	$1,202,079

Total	$2,771,892	$214,145,304	—	$216,917,196

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$388,403	—	—	$388,403
Forward Foreign Currency Contracts††	—	$3,846,653	—	3,846,653

Total	$388,403	$3,846,653	—	$4,235,056

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2022. The following transactions were effected in such company for the period ended March 31, 2022.

10

Notes to Schedule of Investments (unaudited) (cont’d)

	Affiliate Value at December 31, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$4,336,219	$35,421,814	35,421,814	$36,986,141	36,986,141

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2022
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$645	—	$2,771,892

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